AIR TRAFFIC LIABILITY SERVICES AND LOYALTY PROGRAM (Tables)	6 Months Ended
Jun. 30, 2026
Air traffic liability [Abstract]
Schedule of Air Traffic Liability

Description	June 30, 2026 (Unaudited)	December 31, 2025

Air traffic liability	3,233,757	3,207,735
Loyalty program	2,973,271	2,922,070
Travel packages	925,649	1,047,547
Air traffic cargo	33,426	22,768
Breakage	(903,413)	(959,431)

	6,262,690	6,240,689